CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 7,447	$ 8,390
Other financial assets	7,507	6,227
Accounts receivable and other	17,693	16,931
Inventory	9,761	6,989
Assets classified as held for sale	3,985	2,185
Equity accounted investments	35,418	33,647
Investment properties	84,895	84,309
Property, plant and equipment	79,127	67,294
Intangible assets	25,496	18,762
Goodwill	11,816	8,815
Deferred income tax assets	3,191	2,732
Total assets	286,336	256,281
Liabilities and Equity
Accounts payable and other	32,595	23,989
Liabilities associated with assets classified as held for sale	2,325	812
Non-recourse borrowings of managed entities	123,371	111,809
Corporate borrowings	7,060	6,409
Deferred income tax liabilities	13,752	12,236
Subsidiary equity obligations	4,104	3,876
Equity [abstract]
Equity	103,129	97,150
Total liabilities and equity	286,336	256,281
Non-controlling interests
Equity [abstract]
Equity	72,324	67,335
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,146	4,168
Common shares | Common equity
Equity [abstract]
Equity	$ 26,659	$ 25,647